Warrant Liability (Tables)	9 Months Ended
Jun. 30, 2024
Warrant Liability [Abstract]
Schedule of Warrant Liability
	As at June 30, 2024
	Number	$
Public and Private Warrants	16,049,080	593,092
Vesting Sponsor Warrants	1,416,670	141,667
	17,465,750	734,759

Schedule of Details the Changes in Warrant Liability	The following table details the changes in warrant liability between December 21, 2023 and June 30, 2024:
Warrant liability $
Balance, as at December 21, 2023 (issuance date)	1,746,575
Revaluation of warrant liability	(1,011,816)
Balance, as at June 30, 2024	734,759